Segment Information - Reconciliation From Trading Profit Under IFRS And Under US GAAP (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Trading Profit under IFRS	$ 510	$ 538
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	380	403
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	442	446
Industrial Activities [Member] | Construction equipment [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	1	(28)
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	(74)	(23)
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	30	15
Industrial Activities [Member] | Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	(19)	(7)
Financial services [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	$ 130	$ 135